Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding	3 Months Ended
Mar. 31, 2022 USD ($) shares
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	26,316,129
Liquidation Preference | $	$ 284,826,000
Carrying Value | $	$ 279,503,000
Shares Issued | shares	19,248,537
Series A [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	3,438,670
Liquidation Preference | $	$ 5,082,000
Carrying Value | $	$ 4,967,000
Shares Issued | shares	3,438,670
Series B [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	6,065,646
Liquidation Preference | $	$ 11,943,000
Carrying Value | $	$ 11,038,000
Shares Issued | shares	6,065,646
Series C [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	1,041,607
Liquidation Preference | $	$ 6,869,000
Carrying Value | $	$ 11,837,000
Shares Issued | shares	1,023,631
Series C-1 [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	798,399
Liquidation Preference | $	$ 16,072,000
Carrying Value | $	$ 16,061,000
Shares Issued | shares	798,399
Series D [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	3,646,050
Liquidation Preference | $	$ 95,027,000
Carrying Value | $	$ 85,648,000
Shares Issued | shares	3,646,050
Series D-1 [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	1,515,152
Liquidation Preference | $	$ 50,000,000
Carrying Value | $	$ 49,957,000
Shares Issued | shares	1,515,152
Series D-2 [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	1,515,151
Liquidation Preference | $	$ 50,000,000
Carrying Value | $	$ 49,949,000
Shares Issued | shares	1,515,151
Series D-3 [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	3,750,000
Liquidation Preference | $	$ 49,834,000
Carrying Value | $	$ 50,046,000
Shares Issued | shares	1,245,838
Series D-3A [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized | shares	4,545,454
Liquidation Preference | $
Carrying Value | $
Shares Issued | shares